united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22901

CLA Strategic Allocation Fund

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2 Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

ANNUAL REPORT

CLA Strategic Allocation Fund

October 31, 2015

7201 WEST LAKE MEAD BLVD, SUITE 114

LAS VEGAS NV 89128

1-844-798-3848

CLA Strategic Allocation Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2015

The Fund’s performance figures* for the period ended October 31, 2015, compared to its benchmark:

Since Inception(a)
CLA Strategic Allocation Fund	15.02%
CLA Strategic Allocation Fund with 6.00% load	8.10%
S&P 500 Total Return Index(b)	1.69%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses) at 2.45% of the Fund’s average daily net assets through April 30, 2016. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees. Without these waivers, the Fund’s total annual operating expenses would have been 2.95% per the latest prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-798-3848.

(a)	CLA Strategic Allocation Fund commenced operations on March 6, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Comparison of the Change in Value of a $10,000 Investment

Top Holdings by Industry	% of Net Assets
Non-Listed Real Estate Investment Trusts	18.3%
Listed Real Estate Investment Trusts	10.9%
Oil & Gas	7.5%
Computers	6.9%
Banks	5.6%
Pipelines	1.9%
Pharmaceuticals	1.7%
Other / Cash & Cash Equivalents	47.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s Holdings.

CLA STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015

Shares		Value

	COMMON STOCK - 23.4%
	BANKS - 5.6%
800	Bank of America Corp.	$13,424
300	JPMorgan Chase & Co.	19,275
300	Wells Fargo & Co.	16,242
		48,941
	COMPUTERS - 6.9%
500	Apple, Inc.	59,750

	OIL & GAS - 7.5%
300	Chevron Corp. ***	27,264
400	ConocoPhillips ***	21,340
200	Exxon Mobil Corp.	16,548
		65,152
	PHARMACEUTICALS - 1.7%
200	AstraZeneca PLC-ADR	6,378
200	GlaxoSmithKline PLC-ADR	8,612
		14,990
	PIPELINES - 0.9%
300	Kinder Morgan, Inc.	8,205

	TELECOMMUNICATIONS - 0.8%
200	AT&T, Inc.	6,702

	TOTAL COMMON STOCK (Cost - $208,686)	203,740

	MASTER LIMITED PARTNERSHIP - 1.0%
	PIPELINES - 1.0%
200	Energy Transfer Partners LP - (Cost $9,261)	8,832

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 29.2%
	LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.9%
100	Annaly Capital Management, Inc.	995
4,500	Global Net Lease, Inc.	41,310
1,000	NorthStar Realty Finance Corp.	12,010
400	Select Income REIT	8,080
200	Spirit Realty Capital, Inc.	2,036
50	Ventas, Inc.	2,686
600	VEREIT, Inc.	4,956
50	Welltower, Inc.	3,243
300	WP Carey, Inc.	19,011
		94,327

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2015

Shares		Value
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 18.3%
430	ARC Global Trust II * #	$9,079
2,581	ARC Hospitality * #	53,525
1,075	Carey WaterMark Investors II, Inc. * #	9,271
1,078	Carter Validus Mission Critical REIT II * #	8,894
430	Cole Credit Property Trust V * #	8,577
5,376	Cole Office and Industrial REIT, Inc. * #	44,465
1,600	NexPoint Capital, Inc. * #	10,740
527	Northstar Healthcare Income, Inc. * #	4,348
538	Northstar Real Estate Income II, Inc. * #	4,371
503	Steadfast Apartment REIT, Inc. * #	6,126
		159,396

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $274,093)	253,723

	MUTUAL FUNDS - 1.8%
840	Cole Real Estate Income Strategy, Inc. - Class W	15,242
	(Cost - $15,230)

Contracts**
	PURCHASED OPTIONS - 30.8%
	CALL OPTIONS PURCHASED - 16.5%
	Apple, Inc.
10	Expiration April 2016, Exercise Price $100.00 *	21,450
	Bank of America Corp.
20	Expiration May 2016, Exercise Price $14.00 *	6,200
	Biogen, Inc.
100	Expiration November 2015, Exercise Price $290.00 *	62,300
	Biogen, Inc.
50	Expiration November 2015, Exercise Price $292.50 *	26,000
	GoPro, Inc.
10	Expiration April 2016, Exercise Price $20.00 *	7,200
	JPMorgan Chase & Co.
10	Expiration March 2016, Exercise Price $60.00 *	6,210
	Wells Fargo & Co.
40	Expiration April 2016, Exercise Price $52.50 *	14,000
		143,360
	PUT OPTIONS PURCHASED - 14.3%
	Amazon.com, Inc.
21	Expiration November 2015, Exercise Price $630.00 *	19,215
	Alphabet, Inc.
20	Expiration November 2015, Exercise Price $720.00 *	26,600
	Alphabet, Inc.
51	Expiration November 2015, Exercise Price $725.00 *	77,979
		123,794

	TOTAL PURCHASED OPTIONS - (Cost $295,935)	267,154

Shares
	SHORT-TERM INVESTMENT - 11.5%
	US TREASURY BILL - 11.5%
100,000	US Treasury Bill, 1/28/2016, 0.00% (Cost $99,983)	99,983

	TOTAL INVESTMENTS - 97.7% (Cost - $903,188) (a)	$848,674
	TOTAL CALL OPTIONS WRITTEN - (0.3)% (Premiums Received $3,196)	(2,676)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	22,881
	TOTAL NET ASSETS - 100.0%	$868,879

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2015

Contracts**		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)%
	Chevron Corp.
4	Expiration November 2015, Exercise Price $85.00 *	$2,388
	ConocoPhillips
4	Expiration November 2015, Exercise Price $55.00 *	288

	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $3,196)	$2,676

ADR - American Depositary Receipt

*	Non-Income producing security.

**	One contract is equivalent to 100 shares of common stock.

***	Subject to call options written.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $159,396 or 18.3% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $899,992 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$27,948
Unrealized depreciation:	(81,942)
Net unrealized depreciation:	$(53,994)

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015

ASSETS
Investment securities:
At cost	$903,188
At fair value	$848,674
Cash	17,924
Cash held at Broker	123,379
Due from advisor	23,355
Receivable for securities sold	8,268
Dividends receivable	2,100
TOTAL ASSETS	1,023,700

LIABILITIES
Options written, at value (Premiums received $3,196)	2,676
Payable for options contracts purchased	107,715
Payable to Related Party	18,776
Accrued expenses and other liabilities	25,654
TOTAL LIABILITIES	154,821
NET ASSETS	$868,879

Net Assets Consist Of:
Paid in capital	$735,381
Accumulated net realized gain from security transactions and options transactions	187,492
Net unrealized depreciation on investments and options written	(53,994)
NET ASSETS	$868,879

Net Asset Value Per Share:
Shares:
Net Assets	$868,879
Shares of beneficial interest outstanding	75,989

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.43
Maximum offering price per share
(maximum sales charge of 6.00%)	$12.16

(a)	5,000,000 shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Period* Ended October 31, 2015

INVESTMENT INCOME
Dividend income	$9,237
Interest	17
TOTAL INVESTMENT INCOME	9,254

EXPENSES
Investment advisory fees	3,597
Administrative services fees	24,793
Professional fees	20,924
Compliance officer fees	20,904
Accounting fees	15,751
Printing and postage expenses	14,079
Transfer agent fees	13,422
Trustees’ fees and expenses	6,014
Custodian fees	4,880
Registration fees	2,360
Interest expense	1,186
Shareholder servicing fee	620
Non 12b-1 shareholder services fees	7
Other expenses	1,226
TOTAL EXPENSES	129,763

Fees waived and expenses reimbursed by the Advisor	(123,149)
NET EXPENSES	6,614

NET INVESTMENT INCOME	2,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	261,648
Options written	(61,322)
Net realized gain	200,326
Net change in unrealized appreciation (depreciation) on:
Investments	(54,514)
Options written	520
Net change in unrealized depreciation	(53,994)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	146,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,972

*	The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period* Ended
October 31, 2015
FROM OPERATIONS
Net investment income	$2,640
Net realized gain from investments and options written	200,326
Net change in unrealized depreciation on investments and options written	(53,994)
Net increase in net assets resulting from operations	148,972

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,396)
Net decrease in net assets from distributions to shareholders	(3,396)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	675,371
Net asset value of shares issued in reinvestment of distributions to shareholders	2,407
Payments for shares redeemed	(54,475)
Net increase in net assets from shares of beneficial interest	623,303

TOTAL INCREASE IN NET ASSETS	768,879

NET ASSETS
Beginning of Period	100,000
End of Period *	$868,879
* Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Shares sold	70,653
Shares reinvested	357
Shares redeemed	(5,021)
Net Increase	65,989

*	The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

STATEMENT OF CASH FLOWS

For the Period* Ended October 31, 2015

Cash flows from operating activities:
Net increase in net assets resulting from operations	$148,972
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments and options written	(3,572,696)
Proceeds from sales of investments and options written	2,972,477
Net realized gain from investments and options written	(200,326)
Net change in unrealized depreciation from investments and options written	53,994

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from investment advisor	(23,355)
Dividends receivable	(2,100)
Cash held at broker	(123,379)
Increase/(Decrease) in liabilities:
Payable to related party	18,776
Other accrued expenses payable	25,654
Net cash used in operating activities	(701,983)

Cash flows from financing activities:
Proceeds from shares sold	675,371
Payment on shares redeemed	(54,475)
Cash distributions paid	(989)
Net cash provided by financing activities	619,907

Net increase in cash	(82,076)
Cash at beginning of period	100,000
Cash at end of period	$17,924

*	The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period(a) Ended
October 31, 2015

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (d)	0.06
Net realized and unrealized gain on investments	1.41
Total from investment operations	1.47
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$11.43
Total return (b)(h)	15.02%
Net assets, end of period (000s)	$869
Ratio of gross expenses to average net assets including interest expense (c)(e)(g)	58.88%
Ratio of net expenses to average net assets including interest expense (c)(f)(g)	3.00%
Ratio of net investment income to average net assets (c)(g)	1.20%
Portfolio Turnover Rate (h)	128%

(a)	The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total return would have been lower.

(c)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund’s expense ratios.

(d)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(e)	Excluding interest expense, the ratio of gross expenses to average net assets would have been 58.34% for the period ended October 31, 2015.

(f)	Excluding interest expense, the ratio of net expenses to average net assets would have been 2.45% for the period ended October 31, 2015.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015

1.	ORGANIZATION

CLA Strategic Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on August 5, 2013. The Fund is a continuously offered, non-diversified investment company that is operated as an interval fund. The Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets by investing primarily in income producing securities of Real Estate Investment Trusts (“REITs”), alternative investment funds, common stocks, preferred stocks, and structured notes, bonds, and asset-backed securities.

The Fund currently offers one class of shares at net asset value plus the maximum sales load of 6.00%. The Fund commenced operations on March 6, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded. When no closing price is available, options are valued at their mean price.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end funds that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities that are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) purchased directly from the company will be valued at purchase cost during the offering period according to management’s fair valuation methodology unless the REIT issues an updated valuation. Non-Listed REITs purchased on a secondary market will be initially valued with a price determined after taking into consideration: a) the purchase price; b) observable transaction price for an active dividend reinvestment plan; c) observable transaction associated with a redemption program; d) an illiquidity discount; e) internal valuation calculations; f) external valuation calculations. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (of if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. In the circumstance that the NAVs are being reported infrequently, the Advisor deems it appropriate to adjust the NAV by a relevant benchmark in between Sponsor NAV reporting periods to reflect movements in underlying direct real estate values. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015, for the Fund’s investments measured at fair value:

		Level 2	Level 3
	Level 1	(Other Significant	(Other Significant
Assets*	(Quoted Prices)	Observable Inputs)	Unobservable Inputs)	Total
Common Stocks	$203,740	$—	$—	$203,740
Master Limited Partnerships	8,832	—	—	8,832
Listed Real Estate Investment Trusts	94,327	—	—	94,327
Non-Listed Real Estate Investment Trusts (1)	—	159,396	—	159,396
Mutual Funds	15,242	—	—	15,242
Call Options Purchased	136,160	7,200	—	143,360
Put Options Purchased	123,794	—	—	123,794
Short-Term Investments	—	99,983	—	99,983
Total	$582,095	$266,579	$—	$848,674

		Level 2	Level 3
	Level 1	(Other Significant	(Other Significant
Liabilities*	(Quoted Prices)	Observable Inputs)	Unobservable Inputs)	Total
Call Options Written	$2,676	$—	$—	$2,676
Total	$2,676	$—	$—	$2,676

(1)	Non-Listed Real Estate Investment Trusts were sold subsequent to October 31, 2015. The October 31, 2015 values have been adjusted to the subsequent sale prices.

*	Refer to the Portfolio of Investments for classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Listed Real Estate
Investment Trusts
Beginning balance	$—
Total realized gain (loss)	—
Change in unrealized depreciation	(22,299)
Return of Capital	—
Cost of purchases	181,695
Proceeds from sales	—
Accrued interest	—
Net transfers in/out of Level 3	(159,396)
Ending balance	$—

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of Exchange Traded Funds (“ETFs”)) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The location on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

	Asset Derivatives		Liability Derivatives
Contract Type	Statements of Assets		Statements of Assets
Primary Risk Exposure	and Liabilities	Value	and Liabilities	Value
Equity contracts	Purchased call options	$143,360	Written call options	$2,676
Equity contracts	Purchased put options	123,794

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2015 was a follows:

Derivatives
Not
Accounted for			Realized and Unrealized
as Hedging	Primary		Gain (Loss) on Liability
Instruments	Risk	Location of Gain (Loss) on	Derivatives Recognized
under GAAP	Exposure	Derivatives Recognized in Income	in Income
Purchased options	Equity Risk	Net realized gain from investments	$268,774
Options written	Equity Risk	Net realized loss from options written	(61,322)
Purchased options	Equity Risk	Net change in unrealized depreciation on investments	(28,781)
Options written	Equity Risk	Net change in unrealized appreciation on options written	520
Total			$179,191

The table in Note 4 is an indication of volume of the Fund’s derivative activity.

Offsetting of Financial Assets and Derivative Liabilities-

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2015:

Liabilities:					Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented
	Gross Amounts of		Statement of	in the Statement of
	Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments	Received		Net Amount
Options Written	$2,676	(1)	$—	$2,676	$2,676	$—	(2)	$—
Total	$2,676		$—	$2,676	$2,676	$—		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchased the securities to replace the borrowed securities that have been sold.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly; and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $984,215 and $469,312, respectively.

4.	OPTIONS WRITTEN

During the period ended October 31, 2015 the Fund’s realized loss on purchased and written option contracts subject to equity price risk amounted to $61,322, which serves as an indicator of the volume of derivative activity for the Fund during the period.

A summary of option contracts written by the Fund during the period ended October 31, 2015, were as follows:

	Call Options		Put Options
	Number of		Number of
	Options *	Option Premiums	Options *	Option Premiums
Options outstanding at beginning of period	—	$—	—	$—
Options written	67	9,408	189	19,517
Options exercised	—	—	—	—
Options closed	(52)	(5,680)	(149)	(17,640)
Options expired	(7)	(532)	(40)	(1,877)
Options outstanding at end of period	8	$3,196	—	$—

*	One option contract equivalent to one hundred shares of common stock.

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

5.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

CLA Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the period ended October 31, 2015, the Advisor earned advisory fees of $3,597.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make reimbursement payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses, or extraordinary expenses such as litigation expenses) at least until April 30, 2016 so that the total annual operating expenses of the Fund do not exceed 2.45% of the Fund’s average daily net assets.

For the period ended October 31, 2015, the Advisor waived and reimbursed expenses in the total of $123,149 of which $123,149 is subject to recapture prior to October 31, 2018.

As of October 31, 2015 the Advisor owed the Fund $23,355 for waived expenses. The Fund was reimbursed on February 11, 2016.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services. During the year ended October 31, 2015 the Fund incurred $620 pursuant to the plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. The Distributor is an affiliate of GFS. During the period ended October 31, 2015, the Distributor received $2,106 in underwriting commissions for sale of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $750, as well as reimbursement for any reasonable expenses incurred to attend meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

6.	REPURCHASE OFFERS / SHARES OF BENEFICIAL INTEREST

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding on the Repurchase Request Deadline. The

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

Board shall determine the quarterly repurchase offer amount. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

A summary of the repurchases during the period ended October 31, 2015, were as follows:

Repurchase Offer
Commencement Date	September 18, 2015
Repurchase Request	October 19, 2015
Repurchase Pricing Date	October 19, 2015

Net Asset Value as of Repurchase Offer Date	$10.85
Amount Repurchased	$54,475

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the period ended October 31, 2015 was as follows:

Fiscal Period Ended
October 31, 2015
Ordinary Income	$3,396
$3,396

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book-Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$187,892	$—	$—	$—	$(400)	$(53,994)	$133,498

The amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and the tax treatment of equalization debits, resulted in reclassification for the period ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$12,078	$756	$(12,834)

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal

CLA STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2015

years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that it is in the best interest to liquidate the Fund on or before February 11, 2016. Management has concluded that there are no other material items that requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of

CLA Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of CLA Strategic Income Fund (the “Fund”), including the portfolio of investments, as of October 31, 2015, and the related statements of operations, cash flows, and changes in net assets and the financial highlights for the period March 6, 2015 (commencement of operations) through October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian, brokers and other appropriate parties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CLA Strategic Allocation Fund as of October 31, 2015, and the results of its operations and cash flows, the changes in its net assets and its financial highlights for the period March 6, 2015 through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 26, 2016

CLA STRATEGIC ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day to day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
David Godinez YOB: 1968	Trustee	Compliance Consultant, QCS Financial (broker dealer) since 2006.	1	None
Wayne Jeu YOB: 1943	Trustee	Vice President, City National Bank since 2012; Sr. Vice President, Town and Country Bank from 2011-2012; Vice President, Relationship Manager Plaza Bank from 2009-2011.	1	None
Gary W. Lanzen YOB: 1954	Trustee	Retired since 2012. Formerly, Founder, Partner and President, Orizon , Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	1	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); Northern Lights Fund Trust (since 2005)
Ali Rizvi YOB: 1963	Trustee	President, Global Solutions (financial consulting) since 2013.	1	None

CLA STRATEGIC ALLOCATION FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

October 31, 2015

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Clay Archey YOB: 1978	Trustee, Chairman of the Board, Secretary and Treasurer	Owner/CEO, CLA Asset Management, LLC since 2014; CCO, TriCor Financial, LLC (financial services) since 2010; CCO TriCor Advisory Services, LLC (financial services) since 2010; founder and sole owner of Archey Development Co. LLC (private real estate development and management company) since 2006.	1	None
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 YOB: 1970	Assistant Treasurer	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).	N/A	N/A
Ralph Humphrey YOB: 1976	Assistant Secretary	Paralegal, Gemini Fund Services, LLC, since April, 2013; Consultant, Philip K. Thomas, Esq., Hong Kong, (Sept. 2012); Governor’s Executive Fellow, New Jersey Department of Treasury, Division of Investment Jan. 2012 to June 2012; Graduate Student, Rutgers School of Law – Newark, Sept. 2008 to May 2012; Member of the Board of Trustees, Hillside Board of Education, Hillside Township, New Jersey, May 2007 to May 2010; Principal, Global Music Distribution, LLC, 2002 - Present	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely.

**	The term “Fund Complex” refers to the CLA Strategic Allocation Fund.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request by calling toll-free at 1-844-798-3848.

PRIVACY notice

FACTS	WHAT DOES CLA STRATEGIC ALLOCATION FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CLA Strategic Allocation Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CLA Strategic Allocation Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-747-9559

Who we are
Who is providing this notice?	CLA Strategic Allocation Fund
What we do
How does CLA Strategic Allocation Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does CLA Strategic Allocation Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ CLA Strategic Allocation Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Resource Real Estate Diversified Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Resource Real Estate Diversified Income Fund does not jointly market.

This Page Intentionally Left Blank.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3848.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 - $14,000

(b)	Audit-Related Fees
2015 - None

(c)	Tax Fees

2015 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015

Audit-Related Fees:      0.00%

Tax Fees:       0.00%

All Other Fees:       0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - None

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLA Strategic Allocation Fund

By (Signature and Title)

/s/Clay Archey

Clay Archey, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 3/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Clay Archey

Clay Archey, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 3/1/16